PROPERTY AND EQUIPMENT, NET (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	$ 9,331
System Components [Member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	4,463
Leased systems [Member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	3,813
Laboratory equipment [Member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	313
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	654
Office equipment [member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	72
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Depreciated cost at ending balance	16
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	14,590
Additions	6,416
Transfer to Leased systems
Reductions	(6,071)
Ending balance	14,935
Gross carrying amount [member] | System Components [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,642
Additions	5,448
Transfer to Leased systems	(985)
Reductions	(3,642)	[1]
Ending balance	4,463
Gross carrying amount [member] | Leased systems [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	8,620
Additions
Transfer to Leased systems	985
Reductions	(2,142)	[2]
Ending balance	7,463
Gross carrying amount [member] | Laboratory equipment [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	845
Additions	325
Transfer to Leased systems
Reductions
Ending balance	1,170
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,335
Additions	587
Transfer to Leased systems
Reductions	(287)
Ending balance	1,635
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	96
Additions	39
Transfer to Leased systems
Reductions
Ending balance	135
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning balance	52
Additions	17
Transfer to Leased systems
Reductions
Ending balance	69
Accumulated depreciation [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,040
Additions	1,686
Reductions	(1,122)
Ending balance	5,604
Accumulated depreciation [Member] | System Components [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions
Reductions
Ending balance
Accumulated depreciation [Member] | Leased systems [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,422
Additions	1,126
Reductions	(898)
Ending balance	3,650
Accumulated depreciation [Member] | Laboratory equipment [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	775
Additions	82
Reductions
Ending balance	857
Accumulated depreciation [Member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	735
Additions	470
Reductions	(224)
Ending balance	981
Accumulated depreciation [Member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	56
Additions	7
Reductions
Ending balance	63
Accumulated depreciation [Member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning balance	52
Additions	1
Reductions
Ending balance	$ 53

[1]	Mainly includes impairment and disposals charge of $1,295 and $1,161 and system components sold in the amount of $1,789 and $723 for the years ended December 31, 2021 and 2020, respectively.
[2]	Derived mainly from returned systems as well as sale of leased systems.